Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jan. 31, 2025	Dec. 18, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period						$ 115,160
Balance at end of period	$ 125,394			$ 125,394	$ 111,576	$ 125,394	$ 111,576
Preferred Shares And Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)	64,151,000			64,151,000	97,401,000	64,151,000	97,401,000
Balance at end of period	$ 10,788			$ 10,788	$ 10,888	$ 10,788	$ 10,888
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)				71,650,000	129,650,000	91,650,000	143,650,000
Redemption of shares (shares)				(14,000,000)	(38,000,000)	(34,000,000)	(52,000,000)
Balance at end of period (shares)	57,650,000			57,650,000	91,650,000	57,650,000	91,650,000
Balance at beginning of period				$ 3,400	$ 4,850	$ 3,900	$ 5,200
Redemption of shares				(350)	(950)	(850)	(1,300)
Balance at end of period	$ 3,050			$ 3,050	$ 3,900	$ 3,050	$ 3,900
Preferred shares [member] | Preferred Shares Class A Series 5 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25.00
Stock redeemed during the period shares		20,000,000
Stock redeemed during the period value		$ 500
Preferred shares [member] | Preferred Shares Class A Series 7 [Member] [Member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Stock redeemed during the period shares	14,000,000
Stock redeemed during the period value	$ 350
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)				6,501,000	5,000,000	5,751,000	5,000,000
Balance at end of period (shares)	6,501,000			6,501,000	5,751,000	6,501,000	5,751,000
Balance at beginning of period				$ 7,738	$ 5,653	$ 6,988	$ 5,653
Balance at end of period	$ 7,738			$ 7,738	$ 6,988	$ 7,738	$ 6,988
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)			750,000	0	750,000	750,000	750,000
Issue of shares				$ 0	$ 1,023	$ 750	$ 1,023
Notes issued			$ 750
Interest rate			5.909%
Notes, interest rate reset period			5 years
Interest rate basis on variable rates			3.10%
Other equity instruments [member] | Perpetual Subordinated Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)				0	1,000	0	1,000
Issue of shares				$ 0	$ 312	$ 0	$ 312